SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 3,033	$ 665
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	2,983	553
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Revenue	4	65
ISRAEL
Disaggregation of Revenue [Line Items]
Revenue	27
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 19	$ 47